Cash, Cash Equivalents and Restricted Cash - Schedule of Cash, Cash Equivalents and Restricted Cash (Parentheticals) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Cash, Cash Equivalents and Restricted Cash [Abstract]
Annual average interest rates	3.16%	3.16%